Fair Value of Financial Assets and Liabilities - Schedule of Reconciliation Between the Beginning and Ending Balances of Instruments (Details) - Level 3 of fair value hierarchy [Member] - CLP ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial Assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member]
Schedule of Reconciliation Between the Beginning and Ending Balances of Instruments [Line Items]
Assets at beginning of period	$ 11,273	$ 34,363
Gain (Loss) Recognized in Income	274	1,409	[1]
Gain (Loss) Recognized in Equity			[2]
Purchases	15,952	25,279
Sales	(5,698)	(56,736)
Transfer from Level 1 and 2		6,958
Transfer to Level 1 and 2	(7,551)
Assets at end of period	14,250	11,273
Financial Assets held for trading at fair value through profit or loss [Member] | Subtotal [Member]
Schedule of Reconciliation Between the Beginning and Ending Balances of Instruments [Line Items]
Assets at beginning of period	11,273	34,363
Gain (Loss) Recognized in Income	274	1,409	[1]
Gain (Loss) Recognized in Equity			[2]
Purchases	15,952	25,279
Sales	(5,698)	(56,736)
Transfer from Level 1 and 2		6,958
Transfer to Level 1 and 2	(7,551)
Assets at end of period	14,250	11,273
Financial Assets at fair value through Other Comprehensive Income [Member]
Schedule of Reconciliation Between the Beginning and Ending Balances of Instruments [Line Items]
Assets at beginning of period	83,664	123,229
Gain (Loss) Recognized in Income	1,499	1,995	[1]
Gain (Loss) Recognized in Equity	463	1,681	[2]
Purchases	15,952	83,974
Sales	(50,499)	(84,697)
Transfer from Level 1 and 2	61,899	18,226
Transfer to Level 1 and 2	(44,596)	(60,744)
Assets at end of period	68,382	83,664
Financial Assets at fair value through Other Comprehensive Income [Member] | Other debt financial instruments issued in Chile [Member]
Schedule of Reconciliation Between the Beginning and Ending Balances of Instruments [Line Items]
Assets at beginning of period	71,922	88,483
Gain (Loss) Recognized in Income	1,225	586	[1]
Gain (Loss) Recognized in Equity	473	1,682	[2]
Purchases		58,608
Sales	(44,801)	(27,961)
Transfer from Level 1 and 2	61,899	11,268
Transfer to Level 1 and 2	(37,045)	(60,744)
Assets at end of period	53,673	71,922
Financial Assets at fair value through Other Comprehensive Income [Member] | Subtotal [Member]
Schedule of Reconciliation Between the Beginning and Ending Balances of Instruments [Line Items]
Assets at beginning of period	72,391	88,866
Gain (Loss) Recognized in Income	1,225	586	[1]
Gain (Loss) Recognized in Equity	463	1,681	[2]
Purchases		58,695
Sales	(44,801)	(27,961)
Transfer from Level 1 and 2	61,899	11,268
Transfer to Level 1 and 2	(37,045)	(60,744)
Assets at end of period	54,132	72,391
Financial Assets at fair value through Other Comprehensive Income [Member] | Equity Instruments / Instruments issued in Chile [Member]
Schedule of Reconciliation Between the Beginning and Ending Balances of Instruments [Line Items]
Assets at beginning of period	357	358
Gain (Loss) Recognized in Income
Gain (Loss) Recognized in Equity		(1)
Purchases
Sales
Transfer from Level 1 and 2
Transfer to Level 1 and 2
Assets at end of period	357	357
Financial Assets at fair value through Other Comprehensive Income [Member] | Equity Instruments / Instruments issued abroad [Member]
Schedule of Reconciliation Between the Beginning and Ending Balances of Instruments [Line Items]
Assets at beginning of period	112	25
Gain (Loss) Recognized in Income			[1]
Gain (Loss) Recognized in Equity	(10)		[2]
Purchases		87
Sales
Transfer from Level 1 and 2
Transfer to Level 1 and 2
Assets at end of period	$ 102	$ 112

[1]	Recorded in income under line item “Net financial result”.
[2]	Recorded in equity under the line item “Accumulated other comprehensive income”.